Average Annual Total Returns (Vanguard Tax-Managed Small-Cap Fund Institutional)	Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Institutional Shares 1/1/2014 - 12/31/2014	S&P SmallCap 600 Index Vanguard Tax-Managed Small-Cap Fund Vanguard Tax-Managed Small-Cap Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.26%	5.98%	3.74%	5.76%
Five Years	17.31%	17.07%	14.06%	17.27%
Ten Years	9.12%	8.93%	7.49%	9.02%